Accrued Salaries and Payroll Taxes Related Parties And Other (Tables)	12 Months Ended
Jun. 30, 2019
Accrued Salaries and Payroll Taxes Related Parties And Other (Tables)
Schedule of accrued salaries and payroll taxes

	June 30, 2019	June 30, 2018

Accrued salaries - related parties	$2,999,000	$2,823,000
Accrued payroll taxes - related parties	130,000	130,000
Accrued employee bonuses	-	214,000
Withholding tax - payroll	33,000	52,000

Total	$3,162,000	$3,219,000